RELATED-PARTY TRANSACTIONS AND ARRANGEMENTS (Due to/from Affiliates) (Detail) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Related Party Transaction [Line Items]
Due to affiliates	$ 13,796	$ 14,458	$ 5,156
Advisors
Related Party Transaction [Line Items]
Due to affiliates	$ 13,800	$ 14,500	$ 5,200